Fair Value	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value	FAIR VALUE
The composition of the investment portfolio by major security type and our outstanding debt was:

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2025
Fixed maturities:
U.S. government	$43,298	$0	$0	$43,298	$43,114
State and local government	0	3,303	0	3,303	3,342
Foreign government	0	17	0	17	17
Corporate and other debt	0	19,987	4	19,991	19,773
Residential mortgage-backed	0	3,175	0	3,175	3,152
Commercial mortgage-backed	0	5,973	0	5,973	6,194
Other asset-backed	0	7,109	0	7,109	7,112
Total fixed maturities	43,298	39,564	4	82,866	82,704
Short-term investments	9,810	195	0	10,005	10,005
Total available-for-sale securities	53,108	39,759	4	92,871	92,709
Equity securities:
Nonredeemable preferred stocks	0	344	60	404	419
Common equities:
Common stocks	4,057	0	5	4,062	783
Other risk investments	0	0	36	36	36
Subtotal common equities	4,057	0	41	4,098	819
Total equity securities	4,057	344	101	4,502	1,238
Total portfolio	$57,165	$40,103	$105	$97,373	$93,947
Debt	$0	$6,345	$0	$6,345	$6,897

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2024
Fixed maturities:
U.S. government	$45,988	$0	$0	$45,988	$47,103
State and local government	0	2,778	0	2,778	2,893
Foreign government	0	16	0	16	16
Corporate and other debt	0	13,949	5	13,954	14,111
Residential mortgage-backed	0	1,601	0	1,601	1,600
Commercial mortgage-backed	0	4,352	0	4,352	4,721
Other asset-backed	0	6,643	0	6,643	6,682
Total fixed maturities	45,988	29,339	5	75,332	77,126
Short-term investments	613	2	0	615	615
Total available-for-sale securities	46,601	29,341	5	75,947	77,741
Equity securities:
Nonredeemable preferred stocks	0	676	52	728	756
Common equities:
Common stocks	3,527	0	23	3,550	720
Other risk investments	0	0	25	25	25
Subtotal common equities	3,527	0	48	3,575	745
Total equity securities	3,527	676	100	4,303	1,501
Total portfolio	$50,128	$30,017	$105	$80,250	$79,242
Debt	$0	$6,173	$0	$6,173	$6,893
Our portfolio valuations, excluding short-term investments valued at adjusted original cost, classified as either Level 1 or Level 2 in the above tables are priced exclusively by external sources, including pricing vendors, dealers/market makers, and exchange-quoted prices. We concluded there was sufficient activity related to the sectors and securities for which we obtained valuations.
Our short-term investments classified as Level 1 include commercial paper, treasury bills, and money market funds, which are highly liquid, actively marketed, and have short durations. These securities are valued at their original cost, adjusted for any accretion of discount, which approximates fair value because of the relatively short period of time until maturity. The remainder of our short-term investments with a trade date to maturity of less than a year are classified as Level 2. These securities are classified as Level 2 since they are valued using external pricing vendor prices or are securities that continually trade at par value because they contain either liquidity facilities or mandatory put features within one year and, as a result, are valued at their original cost.
At December 31, 2025 and 2024, vendor-quoted prices represented 91% and 93%, respectively, of our Level 1 classifications (excluding short-term investments valued at adjusted original cost). The securities quoted by vendors in Level 1 primarily represent our holdings in U.S. Treasury Notes, which are frequently traded, and the quotes are considered similar to exchange-traded quotes. The balance of our Level 1 pricing comes from quotes obtained directly from trades made on active exchanges.
At both December 31, 2025 and 2024, vendor-quoted prices comprised 100% of our Level 2 classifications (excluding short-term investments valued at adjusted original cost). In our process for selecting a source (e.g., dealer or pricing service) to provide pricing for securities in our portfolio, we reviewed documentation from the sources that detailed the pricing techniques and methodologies used by these sources and determined if their policies adequately considered market activity, either based on specific transactions for the particular security type or based on modeling of securities with similar credit quality, duration, yield, and structure that were recently transacted. Once a source is chosen, we continue to monitor any changes or modifications to their processes by reviewing their documentation on internal controls for pricing and market reviews. We review quality control measures of our sources as they become available to determine if any significant changes have occurred from period to period that might indicate issues or concerns regarding their evaluation or market coverage.
As part of our pricing procedures, we obtain quotes from more than one source to help us fully evaluate the market price of securities. However, our internal pricing policy is to use a consistent source for individual securities in order to maintain the integrity of our valuation process. Quotes obtained from the sources are not considered binding offers to transact. Under our policy, when a review of the valuation received from our selected source appears to be outside of what is considered market level activity (which is defined as trading at spreads or yields significantly different than those of comparable securities or outside the general sector level movement without a reasonable explanation), we may use an alternate source’s price. To the extent we determine that it may be prudent to substitute one source’s price for another, we will contact the initial source to obtain an understanding of the factors that may be contributing to the significant price variance.
To allow us to determine if our initial source is providing a price that is outside of a reasonable range, we review our portfolio pricing on a weekly basis. When necessary, we challenge prices from our sources when a price provided does not match our expectations based on our evaluation of market trends and activity. Initially, we perform a review of our portfolio by sector to identify securities whose prices appear outside of a reasonable range. We then perform a more detailed review of fair values for securities disclosed as Level 2. We review dealer bids and quotes for these and/or similar securities to determine the market level context for our valuations. We then evaluate inputs relevant for each class of securities disclosed in the preceding hierarchy tables.
For structured debt securities, including commercial, residential, and other asset-backed securities, we evaluate available market-related data for these and similar securities related to collateral, delinquencies, and defaults for historical trends and reasonably estimable projections, as well as historical prepayment rates and current prepayment assumptions and cash flow estimates. We further stratify each class of structured debt securities into more finite sectors (e.g., planned amortization class, first pay, second pay, senior, and subordinated) and use duration and credit quality to determine if the fair value is appropriate.
For corporate and other debt, nonredeemable preferred stock, and the notes issued by The Progressive Corporation (see Note 4 – Debt), we review securities by duration, credit quality, and coupon, as well as changes in interest rate and credit spread movements within that stratification. The review also includes recent trades, including: volume traded at various levels that establish a market; issuer specific fundamentals; and industry-specific economic news as it comes to light.
For state and local government (municipal) securities, we stratify the portfolio to evaluate securities by type, duration, credit quality, and coupon, to review price changes relative to credit spread and interest rate changes. Additionally, we look to economic data as it relates to geographic location as an indication of price-to-call or maturity predictors. For municipal housing securities, we look to changes in cash flow projections, both historical and reasonably estimable projections, to understand yield changes and their effect on valuation.
For short-term investments valued at adjusted original cost, we look at acquisition price relative to the coupon or yield. Since most of these securities are 60 days or less to maturity, we believe that adjusted original cost is the best estimate of fair value. For short-term investments valued with external vendor prices, we review securities by duration, credit quality, and coupon, as well as changes in interest rate and credit spread movements within that stratification, and recent trade information.
We also review data assumptions as supplied by our sources to determine if that data is relevant to current market conditions. In addition, we independently review each sector for transaction volumes, new issuances, and changes in spreads, as well as the overall movement of interest rates along the yield curve to determine if sufficient activity and liquidity exists to provide a credible source for our market valuations.
During each valuation period, we create internal estimations of portfolio valuation (performance returns), based on current market-related activity (i.e., interest rate and credit spread movements and other credit-related factors) within each major sector of our portfolio. We compare our results to index returns for each major sector adjusting for duration and credit quality differences to better understand our portfolio’s results. Additionally, we review our external sales transactions and compare the actual final market sales prices to previous market valuation prices on a monthly basis. This review provides us further validation that our pricing sources are providing market level prices, and gives us additional comfort regarding the source’s process, the quality of its review, and its willingness to improve its analysis based on feedback from clients. We believe this effort helps ensure that we are reporting the most representative fair values for our securities.
After all the valuations are received and our review of Level 2 securities is complete, if the inputs used by vendors are determined to not contain sufficient observable market information, we will reclassify the affected securities to Level 3.
Except as described below, our Level 3 securities are priced externally; however, due to several factors (e.g., nature of the securities, level of activity, and lack of similar securities trading to obtain observable market level inputs), these valuations are more subjective in nature.
To the extent we receive prices from external sources (e.g., broker and valuation firm) for the Level 3 securities, we review those prices for reasonableness using internally developed assumptions and then compare our derived prices to the prices received from the external sources. Based on our review for 2025 and 2024, all prices received from external sources remained unadjusted.
If we do not receive prices from an external source, we perform an internal fair value comparison, which includes a review and analysis of market-comparable securities, to determine if fair value changes are needed. Based on this analysis, certain private equity investments included in the Level 3 category remain valued at cost or were priced using a recent transaction as the basis for fair value. At least annually, these private equity investments are priced by an external source.
Our Level 3 other risk investments include securities accounted for under the equity method of accounting and, therefore, are not subject to fair value reporting. Since these securities represent less than 0.1% of our total portfolio, we include them in our Level 3 disclosures and report the activity from these investments as “other” changes in the summary of changes in fair value table and categorize these securities as “pricing exemption securities” in the quantitative information table.
During 2025 and 2024, there were no material assets or liabilities measured at fair value on a nonrecurring basis.
Due to the relative size of the Level 3 securities’ fair values, compared to the total portfolio’s fair value, any changes in pricing methodology would not have a significant change in valuation that would materially impact net or comprehensive income.
The following tables provide a summary of changes in fair value associated with Level 3 assets for the years ended December 31, 2025 and 2024:

(millions)	Fair Value at Dec. 31, 2024	Calls/ Maturities/ Paydowns/ Other	Purchases	Sales	Net Realized (Gain)/Loss on sales	Change in Valuation[1]	Net Transfers In (Out)	Fair Value at Dec. 31, 2025
Fixed maturities:
Corporate and other debt	$5	$(1)	$0	$0	$0	$0	$0	$4
Equity securities:
Nonredeemable preferred stocks	52	0	8	0	0	0	0	60
Common equities:
Common stocks	23	0	0	0	0	(18)	0	5
Other risk investments	25	11	0	0	0	0	0	36
Total Level 3 securities	$105	$10	$8	$0	$0	$(18)	$0	$105

(millions)	Fair Value at Dec. 31, 2023	Calls/ Maturities/ Paydowns/ Other	Purchases	Sales	Net Realized (Gain)/Loss on Sales	Change in Valuation[1]	Net Transfers In (Out)	Fair Value at Dec. 31, 2024
Fixed maturities:
Corporate and other debt	$3	$0	$2	$0	$0	$0	$0	$5
Equity securities:
Nonredeemable preferred stocks	64	0	0	0	0	(12)	0	52
Common equities:
Common stocks	22	0	0	0	0	1	0	23
Other risk investments	21	4	0	0	0	0	0	25
Total Level 3 securities	$110	$4	$2	$0	$0	$(11)	$0	$105
[1]For fixed maturities, amounts included are unrealized gains (losses) included in accumulated other comprehensive income (loss) on our consolidated balance sheets. For equity securities, amounts included are net holding period gains (losses) on securities on our consolidated statements of comprehensive income.
The following tables provide a summary of the quantitative information about Level 3 fair value measurements for our applicable securities at December 31:

($ in millions)	Fair Value at Dec. 31, 2025	Valuation Technique	Unobservable Input	Range of Input Values Increase (Decrease)	Weighted Average Increase (Decrease)
Fixed maturities:
Corporate and other debt	$4	Market comparables	Weighted average market capitalization price change %	(0.1)% to 0.1%	0%
Equity securities:
Nonredeemable preferred stocks	60	Market comparables	Weighted average market capitalization price change %	(14.5)% to 7.6%	(4.5)%
Common stocks	5	Market comparables	Weighted average market capitalization price change %	(40.9)% to 36.3%	7.6%
Subtotal Level 3 securities	69
Pricing exemption securities	36
Total Level 3 securities	$105

($ in millions)	Fair Value at Dec. 31, 2024	Valuation Technique	Unobservable Input	Range of Input Values Increase (Decrease)	Weighted Average Increase (Decrease)
Fixed maturities:
Corporate and other debt	$5	Market comparables	Weighted average market capitalization price change %	(1.4)% to (1.3)%	(1.4)%
Equity securities:
Nonredeemable preferred stocks	52	Market comparables	Weighted average market capitalization price change %	(14.1)% to 6.0%	(2.7)%
Common stocks	23	Market comparables	Weighted average market capitalization price change %	(41.3)% to 95.9%	6.0%
Subtotal Level 3 securities	80
Pricing exemption securities	25
Total Level 3 securities	$105